LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2025
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2025	2024	2023

Wages, salaries and social security costs	1,355,969	1,377,006	1,216,566
Termination benefits	35,500	28,396	23,189
Post-employment benefits (Note 21 (i))	66,324	60,999	56,623

Labor costs	1,457,793	1,466,401	1,296,378
As of December 31, 2025, 2024 and 2023, the number of employees was 33,253, 33,949 and 34,458, respectively.